Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue, net of discounts	$ 7,350
Gross profit (deficit)	7,350
Operating expenses
Compensation expense	796,387	382,476
Selling, general and administrative expenses	1,881,996	906,815
Total operating expenses	2,678,383	1,289,291
Operating loss	(2,671,033)	(1,289,291)
Other income (expenses)
Loss on sale of equipment	(48,328)
Miscellaneous income		88,876
PPP loan forgiveness	471,300	812,325
Interest expense, net	(4,713,858)	(3,348,103)
Total other expenses, net	(4,290,886)	(2,446,902)
Loss before income taxes	(6,961,918)	(3,736,193)
Income taxes expense		(111,950)
Net loss	(6,961,918)	(3,848,143)
Preferred stock dividends	(94,619)	(93,345)
Net loss attributable to common shareholders	$ (7,056,538)	$ (3,941,488)
Basic and diluted loss per common share
Basic, net loss per common share	$ (0.21)	$ (0.12)
Diluted, net loss per common share	$ (0.21)	$ (0.12)
Weighted average number of common shares outstanding, basic	32,958,288	32,958,288
Weighted average number of common shares outstanding, diluted	32,958,288	32,958,288